CAPITAL AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CAPITAL AND FINANCIAL RISK MANAGEMENT
Long-term debt	$ 1,235.5	$ 2,232.6
Current portion of long-term debt	199.9
Total debt	1,435.4	2,232.6
Common shareholders' equity	$ 6,861.6	$ 6,083.7
Total debt/ total debt and common shareholders' equity ratio	17.30%	26.80%
Minimum
CAPITAL AND FINANCIAL RISK MANAGEMENT
Company target	0.00%	0.00%
Maximum
CAPITAL AND FINANCIAL RISK MANAGEMENT
Company target	30.00%	30.00%